Segmented Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented Reporting	SEGMENTED REPORTING
Hydro One has three reportable segments:
•The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;
•The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and
•Other Segment, which includes certain corporate activities, investments including a joint venture that owns and operates electric vehicle fast charging stations across Ontario under the Ivy Charging Network brand, and the operations of the Company’s telecommunications business and of a wholly-owned subsidiary that provides energy solutions to commercial and industrial clients. The Other Segment includes the DTA which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of Hydro One’s initial public offering in 2015. This DTA is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets, and it is included in the other segment.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,214	5,582	48	7,844
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	499	765	90	1,354
Depreciation, amortization and asset removal costs	526	460	10	996
Income (loss) before financing charges and income tax expense	1,189	705	(52)	1,842

Capital investments	1,493	1,015	23	2,531

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,077	5,660	43	7,780
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	445	739	74	1,258
Depreciation, amortization and asset removal costs	509	448	9	966
Income (loss) before financing charges and income tax expense	1,123	749	(40)	1,832

Capital investments	1,209	899	24	2,132
Total Assets by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	19,819	18,778
Distribution	12,696	11,893
Other	337	786
Total assets	32,852	31,457
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2023	2022
Transmission	157	157
Distribution	216	216
Total goodwill	373	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.